UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-22818

Westchester Capital Funds
  (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  June 30, 2017

Item 1. Reports to Stockholders.

June 30, 2017

Semi-Annual Report

THE MERGER FUND

WCM ALTERNATIVES:
EVENT-DRIVEN FUND

DEAL COMPOSITION
The Merger Fund (Unaudited)

Type of Buyer		Deal Terms*
Strategic	100.0%	Cash & Stock	38.0%
Financial	0.0%	Cash	35.4%
		Stock and Stub(1)	18.7%
By Deal Type		Stock with Fixed Exchange Ratio	5.0%
Friendly	100.0%	Undetermined(2)	2.8%
Hostile	0.0%	Stock with Flexible
		Exchange Ratio (Collar)	0.1%

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2017.
1	“Stub” includes assets other than cash and stock (e.g., escrow notes).
2
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION*

The Merger Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2017. Data expressed excludes short-term investments, short investments, written options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments, Schedule of Options Written, Schedule of Forward Currency Exchange Contracts and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

PORTFOLIO COMPOSITION*

WCM Alternatives: Event-Driven Fund (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2017. Data expressed excludes short-term investments, short investments, written options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments, Schedule of Options Written, Schedule of Forward Currency Exchange Contracts and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund and WCM Alternatives: Event-Driven Fund
EXPENSE EXAMPLE
June 30, 2017 (Unaudited)

As a shareholder of The Merger Fund and/or WCM Alternatives: Event-Driven Fund (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other fund specific expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses or extraordinary expenses.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

The Merger Fund and WCM Alternatives: Event-Driven Fund
EXPENSE EXAMPLE (continued)
June 30, 2017 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/17-
	6/30/17	1/1/17	6/30/17	6/30/17(1)
The Merger Fund
Investor Class
Actual Expenses(2)(3)	1.75%	$1,000.00	$1,021.10	$8.77
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(3)	1.75%	$1,000.00	$1,016.12	$8.75
Institutional Class
Actual Expenses(2)(3)	1.43%	$1,000.00	$1,023.10	$7.17
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(3)	1.43%	$1,000.00	$1,017.70	$7.15

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	3/23/17-
	6/30/17	3/23/17	6/30/17	6/30/17(1)
WCM Alternatives: Event-Driven Fund
Investor Class
Actual Expenses(2)(4)	2.53%	$1,000.00	$1,032.40	$7.04
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(4)	2.53%	$1,000.00	$1,006.77	$6.95

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/17-
	6/30/17	1/1/17	6/30/17	6/30/17(1)
WCM Alternatives: Event-Driven Fund
Institutional Class
Actual Expenses(2)(4)	2.22%	$1,000.00	$1,041.80	$11.24
Hypothetical Example for
Comparison Purposes
(5% return before
expenses)(4)	2.22%	$1,000.00	$1,013.79	$11.08

The Merger Fund and WCM Alternatives: Event-Driven Fund
EXPENSE EXAMPLE (continued)
June 30, 2017 (Unaudited)

(1)
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period, with the exception of the WCM Alternatives: Event Driven Fund’s Investor Class which is multiplied by the average account value over the period, multiplied by 100/365 to reflect the period March 22, 2017 through June 30, 2017.

(2)
Based on the actual returns of 2.11%, 2.31%, and 4.18% for the six month-period ended June 30, 2017 for The Merger Fund Investor and Institutional Classes and WCM Alternatives: Event-Driven Fund Institutional Class, respectively. Based on the actual returns of 3.24% for the period March 22, 2017 through June 30, 2017 for WCM Alternatives: Event-Driven Fund Investor Class.

(3)
Excluding dividends and interest on short positions and borrowing expense on securities sold short, your actual cost of investment and your hypothetical cost of investment would have been $7.12 and $7.10, respectively in the The Merger Fund Investor Class and $5.52 and $5.51, respectively in The Merger Fund Institutional Class.

(4)
Excluding dividends and interest on short positions and borrowing expense on securities sold short, your actual cost of investment and your hypothetical cost of investment would have been $5.54 and $5.47, respectively in WCM Alternatives: Event-Driven Fund Investor Class and $8.81 and $8.70, respectively in WCM Alternatives: Event-Driven Fund Institutional Class.

The Merger Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

	Shares	Value

LONG INVESTMENTS — 103.44%

COMMON STOCKS — 66.16%

AEROSPACE & DEFENSE — 0.29%
DigitalGlobe, Inc. (a)	243,806	$8,118,740

ALTERNATIVE CARRIERS — 3.35%
Level 3 Communications, Inc. (a)(e)	1,601,552	94,972,034

APPLICATION SOFTWARE — 3.42%
Mobileye NV (a)(b)	1,545,483	97,056,332

ASSET MANAGEMENT & CUSTODY BANKS — 1.69%
Fortress Investment Group LLC Class A	6,001,753	47,954,006

BIOTECHNOLOGY — 0.00%
Mersana Therapeutics, Inc. (a)	413	5,770

COMMODITY CHEMICALS — 0.54%
Valvoline, Inc.	640,647	15,196,145

DIVERSIFIED CHEMICALS — 5.42%
The Dow Chemical Company	2,394	150,990
E. I. du Pont de Nemours and Company	991,103	79,991,923
Huntsman Corporation	2,846,200	73,545,808
		153,688,721

DRUG RETAIL — 0.18%
Rite Aid Corporation (a)(e)	1,751,455	5,166,792

FERTILIZERS & AGRICULTURAL CHEMICALS — 1.02%
Monsanto Company	243,600	28,832,496

FOOD RETAIL — 0.13%
Whole Foods Market, Inc.	86,243	3,631,693

HEALTH CARE EQUIPMENT — 5.06%
C.R. Bard, Inc. (e)	453,428	143,333,125

HEALTH CARE FACILITIES — 1.35%
VCA, Inc. (a)	413,996	38,215,971

HEALTH CARE SUPPLIES — 1.79%
Alere, Inc. (a)	1,010,532	50,718,601

HOUSEWARES & SPECIALTIES — 4.49%
Jarden Corporation (a)(d)(g)(j)	2,025,678	127,374,430

INVESTMENT COMPANIES — 0.28%
Forum Merger Corporation (a)	284,888	2,903,009
Modern Media Acquisition Corporation (a)	477,701	4,901,212
		7,804,221

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
MOVIES & ENTERTAINMENT — 6.78%
Time Warner, Inc. (e)	1,914,297	$192,214,562

MULTI-LINE INSURANCE — 2.52%
American International Group, Inc. (e)	1,143,700	71,504,124

OIL & GAS EQUIPMENT & SERVICES — 2.14%
Baker Hughes, Inc. (e)	1,111,831	60,605,908

OIL & GAS EXPLORATION & PRODUCTION — 1.08%
Rice Energy, Inc. (a)	1,155,240	30,764,041

OIL & GAS REFINING & MARKETING — 0.03%
Showa Shell Sekiyu K.K. (b)	93,792	868,915

OIL & GAS STORAGE & TRANSPORTATION — 3.41%
Columbia Pipeline Group, Inc. (a)(d)(g)(j)	2,276,354	58,561,551
ONEOK Partners LP	497,036	25,383,628
Veresen, Inc. (b)	309,131	4,371,887
VTTI Energy Partners LP (b)	424,341	8,338,301
		96,655,367

PAPER PACKAGING — 1.36%
Sealed Air Corporation	859,000	38,448,840

REGIONAL BANKS — 0.07%
Stonegate Bank	43,244	1,997,008

REITs — 0.97%
Care Capital Properties, Inc.	8,341	222,705
FelCor Lodging Trust, Inc.	2,465,280	17,774,669
Starwood Property Trust, Inc. (e)	424,863	9,512,682
		27,510,056

SEMICONDUCTORS — 7.57%
NXP Semiconductors NV (a)(b)(e)	1,961,239	214,657,608

SPECIALTY CHEMICALS — 1.37%
Ashland Global Holdings, Inc. (e)	590,600	38,926,446

TECHNOLOGY HARDWARE,
STORAGE & PERIPHERALS — 2.50%
Hewlett Packard Enterprise Company (e)	4,276,300	70,943,817

TOBACCO — 7.19%
Reynolds American, Inc. (e)	3,133,047	203,773,377

TRUCKING — 0.16%
Swift Transportation Company (a)	172,551	4,572,602
TOTAL COMMON STOCKS (Cost $1,809,473,960)		1,875,511,748

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
CLOSED-END FUNDS — 8.11%
Altaba, Inc. (a)(e)	4,223,009	$230,069,530
TOTAL CLOSED-END FUNDS (Cost $189,937,335)		230,069,530

CONTINGENT VALUE RIGHTS — 0.09% (a)(g)
Casa Ley, S.A. de C.V.	1,713,496	831,046
Media General, Inc.	891,153	1,804,585
Property Development Centers LLC	1,713,496	25,702
TOTAL CONTINGENT VALUE RIGHTS (Cost $431,892)		2,661,333

	Principal
	Amount
BANK LOANS — 0.55% (f)
Bass Pro Group LLC
6.274%, 12/16/2023 (k)	$16,112,000	15,683,018
TOTAL BANK LOANS (Cost $16,011,300)		15,683,018

CORPORATE BONDS — 6.38% (f)
Alere, Inc.
6.500%, 6/15/2020	17,951,000	18,287,581
Caesars Growth Properties Holdings LLC
9.375%, 5/1/2022	6,372,000	6,929,550
CST Brands, Inc.
5.000%, 5/1/2023 (e)	4,667,000	4,924,618
Energy Future Intermediate Holding Company LLC
11.000%, 10/1/2021 (h)	2,012,922	2,616,799
FairPoint Communications, Inc.
8.750%, 8/15/2019 (i)	13,596,000	13,984,846
IASIS Healthcare LLC
8.375%, 5/15/2019	22,303,000	22,425,666
Level 3 Financing, Inc.
4.939%, 1/15/2018 (e)(k)	11,870,000	11,925,789
Lloyds Bank plc
6.850%, 7/17/2027 (b)(k)	19,784,000	20,110,040
Rice Energy, Inc.
6.250%, 5/1/2022	20,040,000	20,966,850
Rite Aid Corporation
6.125%, 4/1/2023 (i)	3,991,000	3,941,113
Terraform Global Operating, LLC
9.750%, 8/15/2022 (i)	22,076,000	24,835,500
Tribune Media Company
5.875%, 7/15/2022	2,033,000	2,139,733

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Principal
	Amount	Value
West Corporation
5.375%, 7/15/2022 (i)	$27,320,000	$27,661,500
TOTAL CORPORATE BONDS (Cost $181,139,005)		180,749,585

	Contracts
	(100 shares
	per contract)
PURCHASED CALL OPTIONS — 0.01%
Mead Johnson Nutrition Company
Expiration: January 2019, Exercise Price: $90.00 (f)	480	—
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price: $248.00	2,398	158,268
		158,268
PURCHASED PUT OPTIONS — 0.19%
American International Group, Inc.
Expiration: July 2017, Exercise Price: $57.50	343	2,401
Expiration: August 2017, Exercise Price: $55.00	7,936	134,912
Ashland Global Holdings, Inc.
Expiration: July 2017, Exercise Price: $105.00 (l)	2,324	87,150
Expiration: October 2017, Exercise Price: $55.00	3,222	185,265
AT&T, Inc.
Expiration: October 2017, Exercise Price: $37.00	15,589	2,151,282
Baker Hughes, Inc.
Expiration: July 2017, Exercise Price: $52.50	10,588	518,812
Expiration: August 2017, Exercise Price: $45.00	530	7,178
The Dow Chemical Company
Expiration: September 2017, Exercise Price: $52.50	3,446	96,488
Expiration: September 2017, Exercise Price: $57.50	74	4,884
E. I. du Pont de Nemours and Company
Expiration: July 2017, Exercise Price: $72.50	2,878	31,658
Hewlett Packard Enterprise Company
Expiration: August 2017, Exercise Price: $15.00	22,383	223,830
Expiration: August 2017, Exercise Price: $16.00	18,078	451,950
Huntsman Corporation
Expiration: August 2017, Exercise Price: $17.00	3,140	7,850
Expiration: August 2017, Exercise Price: $20.00	13,869	69,345
Expiration: August 2017, Exercise Price: $21.00	13,996	104,970
MetLife, Inc.
Expiration: August 2017, Exercise Price: $50.00	1,237	55,665

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
Sealed Air Corporation
Expiration: July 2017, Exercise Price: $38.00	8,590	$21,475
SPDR S&P 500 ETF Trust
Expiration: July 2017, Exercise Price: $239.50	2,109	263,625
Expiration: July 2017, Exercise Price: $242.00	2,866	573,200
VanEck Vectors Semiconductor ETF
Expiration: August 2017, Exercise Price: $86.00	808	412,080
		5,404,020
TOTAL PURCHASED OPTIONS (Cost $7,799,272)		5,562,288

	Principal
	Amount
ESCROW NOTES — 0.07%
AMR Corporation (a)(d)(g)	$1,243,406	1,927,279
TOTAL ESCROW NOTES (Cost $679,555)		1,927,279

	Shares
SHORT-TERM INVESTMENTS — 21.88%
MONEY MARKET FUNDS — 18.25%
First American Government Obligations Fund,
Institutional Share Class, 0.84% (c)	58,586,118	58,586,118
The Government & Agency Portfolio,
Institutional Share Class, 0.89% (c)	138,808,000	138,808,000
JPMorgan Prime Money Market Fund,
Institutional Share Class, 1.20% (c)	42,479,256	42,496,028
JPMorgan U.S. Government Money Market Fund,
Institutional Share Class, 0.88% (c)	138,808,000	138,808,000
Morgan Stanley Institutional Liquidity Funds —
Government Portfolio, Institutional
Share Class, 0.84% (c)	138,808,000	138,808,000
		517,506,146

	Principal
	Amount
U.S. TREASURY BILLS — 3.63% (f)
United States Treasury Bill
0.78%, 7/27/2017	$15,000,000	14,991,855
0.83%, 8/24/2017	15,000,000	14,980,395
0.88%, 9/28/2017	15,000,000	14,963,565

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Principal
	Amount	Value
0.94%, 10/26/2017	$24,210,000	$24,131,318
0.95%, 11/02/2017	100,000	99,653
0.94%, 11/09/2017	4,500,000	4,483,291
1.00%, 11/24/2017	14,200,000	14,139,849
1.00%, 11/30/2017	1,600,000	1,592,978
1.03%, 12/7/2017	2,900,000	2,886,529
1.02%, 12/21/2017	8,000,000	7,959,304
1.07%, 12/28/2017	2,600,000	2,585,697
		102,814,434
TOTAL SHORT-TERM INVESTMENTS
(Cost $620,337,554)		620,320,580
TOTAL LONG INVESTMENTS
(Cost $2,825,809,873) — 103.44%		2,932,485,361

	Shares
SHORT INVESTMENTS — (13.82)%
COMMON STOCKS — (13.82)%
AEROSPACE & DEFENSE — (0.14)%
MacDonald, Dettwiler and Associates Ltd. (b)(f)	(76,360)	(3,955,448)

AIRLINES — (0.12)%
American Airlines Group, Inc.	(65,211)	(3,281,418)

DIVERSIFIED BANKS — (0.00)%
Canadian Imperial Bank of Commerce	(1)	(81)

HEALTH CARE EQUIPMENT — (1.58)%
Becton, Dickinson and Company	(230,197)	(44,913,737)

INTEGRATED TELECOMMUNICATION SERVICES — (1.59)%
AT&T, Inc.	(282,199)	(10,647,368)
CenturyLink, Inc.	(1,446,033)	(34,531,268)
		(45,178,636)
INTERNET SOFTWARE & SERVICES — (7.26)%
Alibaba Group Holding Ltd. — ADR	(1,461,568)	(205,934,931)

OIL & GAS EXPLORATION & PRODUCTION — (0.88)%
EQT Corporation	(427,439)	(25,043,651)

OIL & GAS REFINING & MARKETING — (0.05)%
Idemitsu Kosan Company Ltd. (b)	(46,809)	(1,327,590)

OIL & GAS STORAGE & TRANSPORTATION — (1.02)%
ONEOK, Inc.	(489,509)	(25,532,789)
Pembina Pipeline Corporation (b)	(98,057)	(3,247,648)
		(28,780,437)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
REGIONAL BANKS — (0.03)%
Home BancShares, Inc.	(28,587)	$(711,816)

REITs — (0.63)%
RLJ Lodging Trust	(892,431)	(17,732,604)
Sabra Health Care REIT, Inc.	(9,377)	(225,986)
		(17,958,590)
TOBACCO — (0.36)%
British American Tobacco plc — ADR	(149,139)	(10,221,987)

TRUCKING — (0.16)%
Knight Transportation, Inc.	(124,237)	(4,602,981)
TOTAL COMMON STOCKS
(Proceeds $314,012,471)		(391,911,303)
TOTAL SHORT INVESTMENTS
(Proceeds $314,012,471) — (13.82)%		(391,911,303)
TOTAL NET INVESTMENTS
(Cost $2,511,797,402) — 89.62%		2,540,574,058
OTHER ASSETS IN EXCESS OF LIABILITIES — 10.38%		294,414,040
TOTAL NET ASSETS — 100.00%		$2,834,988,098

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2017.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2017, these securities represent 2.48% of total net assets.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

(j)	Restricted security. Please see Note 2 in the Notes to the Financial Statements for more information. As of June 30, 2017, these securities represent 6.56% of total net assets.
(k)	The coupon rate shown on variable rate securities represents the rates as of June 30, 2017.
(l)
As the result of a corporate action on the underlying holding, the option’s underlying security is 100 shares of Ashland Global Holding, Inc., 274 shares of Valvoline, Inc. and cash in lieu of fractional shares.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 103.89%
COMMON STOCKS — 55.69%
AEROSPACE & DEFENSE — 0.30%
DigitalGlobe, Inc. (a)(e)	10,080	$335,664

ALTERNATIVE CARRIERS — 4.44%
Level 3 Communications, Inc. (a)(e)	83,614	4,958,310

AUTOMOBILE MANUFACTURERS — 1.54%
General Motors Company (e)	49,200	1,718,556

BIOTECHNOLOGY — 0.00%
Mersana Therapeutics, Inc. (a)	16	223

BROADCASTING — 2.32%
CBS Corporation Class B	40,700	2,595,846

BUILDING PRODUCTS — 1.02%
Johnson Controls International plc (b)(e)	26,200	1,136,032

CABLE & SATELLITE — 2.07%
Liberty Media Corporation-Liberty
SiriusXM Class A (a)(e)	55,034	2,310,327

COMMODITY CHEMICALS — 1.45%
Valvoline, Inc. (e)	68,403	1,622,525

CONSTRUCTION & ENGINEERING — 2.90%
Chicago Bridge & Iron Company N.V. (b)(e)	164,300	3,241,639

DATA PROCESSING & OUTSOURCED SERVICES — 0.55%
MoneyGram International, Inc. (a)	35,340	609,615

DIVERSIFIED CHEMICALS — 4.05%
The Dow Chemical Company	118	7,442
E. I. du Pont de Nemours and Company (e)	48,972	3,952,530
Huntsman Corporation	22,100	571,064
		4,531,036
DRUG RETAIL — 2.06%
Rite Aid Corporation (a)	779,072	2,298,262

FERTILIZERS & AGRICULTURAL CHEMICALS — 1.97%
Monsanto Company (e)	18,600	2,201,496

FOOD PRODUCTS — 0.44%
Pinnacle Foods, Inc.	8,300	493,020

HOTELS, RESORTS & CRUISE LINES — 0.98%
ILG, Inc.	40,031	1,100,452

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
HOUSEHOLD DURABLES — 0.01%
Lennar Corporation Class B	173	$7,780

HOUSEWARES & SPECIALTIES — 3.47%
Jarden Corporation (a)(d)(g)(j)	61,683	3,878,621

INDUSTRIAL CONGLOMERATES — 3.21%
General Electric Company (e)	132,900	3,589,629

INVESTMENT COMPANIES — 1.94%
Bison Capital Acquisition Corporation (a)(b)	35,538	362,488
Forum Merger Corporation (a)	105,675	1,076,828
Modern Media Acquisition Corporation (a)	71,497	733,559
		2,172,875
MEDIA — 1.09%
DISH Network Corporation Class A (a)(e)	19,500	1,223,820

MOVIES & ENTERTAINMENT — 3.27%
News Corporation Class A (e)	47,456	650,147
Time Warner, Inc. (e)	29,907	3,002,962
		3,653,109
MULTI-LINE INSURANCE — 2.11%
American International Group, Inc. (e)	37,800	2,363,256

OIL & GAS EXPLORATION & PRODUCTION — 1.08%
Rice Energy, Inc. (a)(e)	45,280	1,205,806

OIL & GAS REFINING & MARKETING — 0.09%
Showa Shell Sekiyu K.K. (b)	10,508	97,349

OIL & GAS STORAGE & TRANSPORTATION — 2.02%
Columbia Pipeline Group, Inc. (a)(d)(g)(j)	38,718	996,061
Veresen, Inc. (b)	12,176	172,199
VTTI Energy Partners LP (b)	55,160	1,083,894
		2,252,154
OIL, GAS & CONSUMABLE FUELS — 1.61%
Marathon Petroleum Corporation (e)	34,400	1,800,152

REITs — 2.80%
Care Capital Properties, Inc.	318	8,491
Colony NorthStar, Inc. Class A (e)	119,310	1,681,078
FelCor Lodging Trust, Inc.	92,874	669,622
Starwood Property Trust, Inc. (e)	34,314	768,290
		3,127,481

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
ROAD & RAIL — 1.10%
CSX Corporation (e)	20,500	$1,118,480
Hertz Global Holdings, Inc. (a)	9,800	112,700
		1,231,180
SPECIALTY CHEMICALS — 2.96%
Ashland Global Holdings, Inc. (e)	50,200	3,308,682

SYSTEMS SOFTWARE — 0.83%
Dell Technologies, Inc. Class V (a)(e)	15,172	927,161

TECHNOLOGY HARDWARE,
STORAGE & PERIPHERALS — 1.77%
Hewlett Packard Enterprise Company (e)	119,364	1,980,249

TOBACCO — 0.24%
Reynolds American, Inc.	4,126	268,355
TOTAL COMMON STOCKS (Cost $60,566,793)		62,240,662

CLOSED-END FUNDS — 8.52% (e)
Altaba, Inc. (a)	138,951	7,570,050
BlackRock Debt Strategies Fund, Inc.	82,764	955,097
Western Asset High Income Opportunity Fund, Inc.	195,533	991,352
TOTAL CLOSED-END FUNDS (Cost $9,170,808)		9,516,499

PREFERRED STOCKS — 1.26%
Colony NorthStar, Inc. Series B (e)	32,071	818,773
Colony NorthStar, Inc. Series E (e)	21,830	589,410
TOTAL PREFERRED STOCKS (Cost $1,365,927)		1,408,183

CONTINGENT VALUE RIGHTS — 0.08% (a)(g)
Casa Ley, S.A. de C.V.	5,338	2,589
Media General, Inc.	42,852	86,775
Property Development Centers LLC	5,338	80
TOTAL CONTINGENT VALUE RIGHTS (Cost $20,805)		89,444

RIGHTS — 0.02% (a)(b)(f)
Pacific Special Acquisition Corporation	35,377	20,873
TOTAL RIGHTS (Cost $8,171)		20,873

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
WARRANTS — 0.02% (a)(b)(f)
Pacific Special Acquisition Corporation	35,377	$18,396
TOTAL WARRANTS (Cost $3,112)		18,396

	Principal
	Amount
BANK LOANS — 1.09% (f)
Bass Pro Group LLC
6.274%, 12/16/2023 (k)	$1,246,000	1,212,825
TOTAL BANK LOANS (Cost $1,238,212)		1,212,825

CORPORATE BONDS — 13.80% (f)
Alere, Inc.
6.500%, 6/15/2020	633,000	644,869
Caesars Entertainment Operating Company, Inc.
10.750%, 2/1/2016 (h)	1,030,000	1,442,000
Caesars Growth Properties Holdings LLC
9.375%, 5/1/2022 (e)	2,919,000	3,174,413
Energy Future Intermediate Holding Company LLC
11.000%, 10/1/2021 (h)	85,690	111,397
FairPoint Communications, Inc.
8.750%, 8/15/2019 (e)(i)	1,104,000	1,135,574
IASIS Healthcare LLC
8.375%, 5/15/2019	1,173,000	1,179,451
Rice Energy, Inc.
6.250%, 5/1/2022	1,055,000	1,103,794
Rite Aid Corporation
6.750%, 6/15/2021 (e)	747,000	770,904
6.125%, 4/1/2023 (e)(i)	126,000	124,425
Sinclair Television Group, Inc.
6.125%, 10/1/2022 (e)	1,000,000	1,043,750
Terraform Global Operating, LLC
9.750%, 8/15/2022 (e)(i)	1,292,000	1,453,500
Tribune Media Company
5.875%, 7/15/2022	77,000	81,043
West Corporation
5.375%, 7/15/2022 (e)(i)	3,124,000	3,163,050
TOTAL CORPORATE BONDS (Cost $14,804,800)		15,428,170

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
PURCHASED CALL OPTIONS — 0.01%
Mead Johnson Nutrition Company
Expiration: January 2019, Exercise Price: $90.00 (f)	20	$—
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price: $248.00	127	8,382
		8,382
PURCHASED PUT OPTIONS — 0.63%
American International Group, Inc.
Expiration: August 2017, Exercise Price: $55.00	452	7,684
Expiration: August 2017, Exercise Price: $57.50	119	4,284
Ashland Global Holdings, Inc.
Expiration: July 2017, Exercise Price: $100.00 (l)	98	4,165
Expiration: July 2017, Exercise Price: $105.00 (l)	32	1,200
Expiration: July 2017, Exercise Price: $110.00 (l)	116	4,930
Expiration: October 2017, Exercise Price: $55.00	226	12,995
AT&T, Inc.
Expiration: October 2017, Exercise Price: $37.00	362	49,956
Baker Hughes, Inc.
Expiration: July 2017, Exercise Price: $52.50	544	26,656
Expiration: August 2017, Exercise Price: $45.00	20	271
CBS Corporation Class B
Expiration: August 2017, Exercise Price: $55.00	87	2,349
Expiration: August 2017, Exercise Price: $57.50	185	9,157
Chicago Bridge & Iron Company N.V.
Expiration: August 2017, Exercise Price: $15.00	1,643	82,150
CSX Corporation
Expiration: July 2017, Exercise Price: $45.00	64	512
Expiration: July 2017, Exercise Price: $50.00	205	6,765
Delphi Automotive plc
Expiration: August 2017, Exercise Price: $75.00	438	16,425
DISH Network Corporation Class A
Expiration: July 2017, Exercise Price: $57.50	169	4,225
Expiration: September 2017, Exercise Price: $57.50	185	30,987
The Dow Chemical Company
Expiration: September 2017, Exercise Price: $52.50	147	4,116
E. I. du Pont de Nemours and Company
Expiration: July 2017, Exercise Price: $72.50	199	2,189
General Electric Company
Expiration: July 2017, Exercise Price: $26.00	330	4,620
Expiration: September 2017, Exercise Price: $26.00	306	14,382

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
Hertz Global Holdings, Inc.
Expiration: July 2017, Exercise Price: $17.50	154	$93,170
Hewlett Packard Enterprise Company
Expiration: August 2017, Exercise Price: $15.00	229	2,290
Expiration: August 2017, Exercise Price: $16.00	264	6,600
Expiration: August 2017, Exercise Price: $17.00	2,264	160,744
Huntsman Corporation
Expiration: August 2017, Exercise Price: $17.00	221	552
Expiration: August 2017, Exercise Price: $18.00	343	1,715
Expiration: August 2017, Exercise Price: $19.00	570	2,850
Expiration: August 2017, Exercise Price: $20.00	415	2,075
Expiration: August 2017, Exercise Price: $22.00	221	3,315
ILG, Inc.
Expiration: August 2017, Exercise Price: $24.00	363	9,982
Johnson Controls International plc
Expiration: August 2017, Exercise Price: $38.00	262	4,061
Magna International, Inc.
Expiration: July 2017, Exercise Price: $40.00	487	1,218
Marathon Petroleum Corporation
Expiration: July 2017, Exercise Price: $42.50	43	108
Expiration: July 2017, Exercise Price: $45.00	281	1,405
Expiration: July 2017, Exercise Price: $47.50	695	6,950
Expiration: August 2017, Exercise Price: $47.50	42	2,310
MetLife, Inc.
Expiration: July 2017, Exercise Price: $45.00	106	106
Expiration: August 2017, Exercise Price: $50.00	19	855
Expiration: September 2017, Exercise Price: $47.50	736	27,232
MGM Resorts International
Expiration: July 2017, Exercise Price: $27.00	87	1,392
Pinnacle Foods, Inc.
Expiration: July 2017, Exercise Price: $57.50	83	5,810
Sealed Air Corporation
Expiration: July 2017, Exercise Price: $38.00	976	2,440
SPDR S&P 500 ETF Trust
Expiration: July 2017, Exercise Price: $239.50	79	9,875
Expiration: July 2017, Exercise Price: $242.00	241	48,200
VanEck Vectors Semiconductor ETF
Expiration: August 2017, Exercise Price: $86.00	36	18,360

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
Wyndham Worldwide Corporation
Expiration: July 2017, Exercise Price: $87.50	225	$1,688
		705,321
TOTAL PURCHASED OPTIONS (Cost $958,798)		713,703

	Principal
	Amount
ESCROW NOTES — 0.23% (a)(d)(g)
AMR Corporation	$28,850	44,717
Winthrop Realty Trust	26,484	215,183
TOTAL ESCROW NOTES (Cost $294,386)		259,900

	Shares
SHORT-TERM INVESTMENTS — 22.54% (e)
MONEY MARKET FUNDS — 6.11%
JPMorgan Prime Money Market Fund,
Institutional Share Class, 1.20% (c)	1,376,585	1,376,998
JPMorgan U.S. Government Money Market Fund,
Institutional Share Class, 0.88% (c)	5,455,000	5,455,000
		6,831,998

	Principal
	Amount
U.S. TREASURY BILLS — 16.43% (e)(f)
United States Treasury Bills
0.77%, 7/27/2017	$2,000,000	1,998,914
0.83%, 8/24/2017	2,000,000	1,997,386
0.88%, 9/28/2017	2,000,000	1,995,142
0.94%, 10/26/2017	8,820,000	8,791,335
0.93%, 11/9/2017	300,000	298,886
1.00%, 11/24/2017	1,600,000	1,593,222
0.99%, 11/30/2017	600,000	597,367
1.05%, 12/7/2017	700,000	696,749
1.00%, 12/21/2017	100,000	99,491
1.07%, 12/28/2017	300,000	298,350
		18,366,842
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,202,095)		25,198,840
TOTAL LONG INVESTMENTS
(Cost $113,633,907) — 103.89%		116,107,495

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
SHORT INVESTMENTS — (11.64)%
COMMON STOCKS — (11.64)%
AEROSPACE & DEFENSE — (0.15)%
MacDonald, Dettwiler and Associates Ltd. (b)(f)	(3,157)	$(163,533)

AIRLINES — (0.06)%
American Airlines Group, Inc.	(1,443)	(72,612)

CABLE & SATELLITE — (2.52)%
Sirius XM Holdings, Inc.	(514,633)	(2,815,043)

HEALTH CARE EQUIPMENT — (1.73)%
Becton, Dickinson and Company	(9,918)	(1,935,101)

HOUSEHOLD DURABLES — (0.01)%
Lennar Corporation Class A	(138)	(7,358)

INTEGRATED TELECOMMUNICATION
SERVICES — (2.13)%
AT&T, Inc.	(15,966)	(602,397)
CenturyLink, Inc.	(74,506)	(1,779,203)
		(2,381,600)
INTERNET SOFTWARE & SERVICES — (0.19)%
Alibaba Group Holding Ltd. — ADR	(1,514)	(213,323)

MOVIES & ENTERTAINMENT — (0.60)%
News Corporation Class B	(47,456)	(671,502)

OIL & GAS EXPLORATION & PRODUCTION — (0.88)%
EQT Corporation	(16,755)	(981,675)

OIL & GAS REFINING & MARKETING — (0.13)%
Idemitsu Kosan Company Ltd. (b)	(5,154)	(146,177)

OIL & GAS STORAGE & TRANSPORTATION — (1.24)%
ONEOK, Inc.	(24,051)	(1,254,500)
Pembina Pipeline Corporation (b)	(3,862)	(127,910)
		(1,382,410)
REITs — (0.61)%
RLJ Lodging Trust	(33,622)	(668,069)
Sabra Health Care REIT, Inc.	(357)	(8,604)
		(676,673)
SOFTWARE — (1.06)%
VMware, Inc. Class A	(13,610)	(1,189,922)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

	Shares	Value
TOBACCO — (0.33)%
British American Tobacco plc — ADR	(5,413)	$(371,007)
TOTAL COMMON STOCKS
(Proceeds $11,420,522)		(13,007,936)
TOTAL SHORT INVESTMENTS
(Proceeds $11,420,522) — (11.64)%		(13,007,936)
TOTAL NET INVESTMENTS
(Cost $102,213,385) — 92.25%		103,099,559
OTHER ASSETS IN EXCESS OF LIABILITIES — 7.75%		8,659,961
TOTAL NET ASSETS — 100.00%		$111,759,520

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2017.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2017, these securities represent 5.26% of total net assets.

(j)	Restricted security. Please see Note 2 in the Notes to the Financial Statements for more information. As of June 30, 2017, these securities represent 4.36% of total net assets.
(k)	The coupon rate shown on variable rate securities represents the rates as of June 30, 2017.
(l)
As the result of a corporate action on the underlying holding, the option’s underlying security is 100 shares of Ashland Global Holding, Inc., 274 shares of Valvoline, Inc. and cash in lieu of fractional shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
CALL OPTIONS WRITTEN
American International Group, Inc.
Expiration: July 2017, Exercise Price: $62.50	2,276	$195,736
Expiration: July 2017, Exercise Price: $65.00	343	4,116
Expiration: August 2017, Exercise Price: $62.50	8,818	1,516,696
Ashland Global Holdings, Inc.
Expiration: July 2017, Exercise Price: $120.00 (a)	2,326	2,686,530
Expiration: October 2017, Exercise Price: $65.00	3,580	1,396,200
AT&T, Inc.
Expiration: October 2017, Exercise Price: $41.00	21,602	367,234
Baker Hughes, Inc.
Expiration: July 2017, Exercise Price: $57.50	10,588	232,936
Expiration: August 2017, Exercise Price: $52.50	530	161,359
CenturyLink, Inc.
Expiration: July 2017, Exercise Price: $24.00	6,228	342,540
Expiration: September 2017, Exercise Price: $24.00	2,190	229,950
The Dow Chemical Company
Expiration: September 2017, Exercise Price: $60.00	3,446	1,533,470
Expiration: September 2017, Exercise Price: $65.00	147	22,050
E. I. du Pont de Nemours and Company
Expiration: July 2017, Exercise Price: $77.50	718	280,020
Expiration: July 2017, Exercise Price: $80.00	2,267	396,725
Expiration: September 2017, Exercise Price: $82.50	758	147,810
Hewlett Packard Enterprise Company
Expiration: August 2017, Exercise Price: $18.00	41,833	313,747
Huntsman Corporation
Expiration: August 2017, Exercise Price: $23.00	11,326	3,624,320
Expiration: August 2017, Exercise Price: $24.00	17,136	4,026,960
Monsanto Company
Expiration: July 2017, Exercise Price: $115.00	2,436	901,320
Sealed Air Corporation
Expiration: July 2017, Exercise Price: $42.00	8,590	2,512,575
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price: $242.00	2,398	832,106
Whole Foods Market, Inc.
Expiration: August 2017, Exercise Price: $42.00	862	38,790
		21,763,190

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
PUT OPTIONS WRITTEN
MetLife, Inc.
Expiration: August 2017, Exercise Price: $52.50	1,375	$132,000
SPDR S&P 500 ETF Trust
Expiration: July 2017, Exercise Price: $234.00	2,190	111,690
VanEck Vectors Semiconductor ETF
Expiration: August 2017, Exercise Price: $78.00	808	122,008
		365,698
TOTAL OPTIONS WRITTEN
(Premiums received $30,162,982)		$22,128,888

ETF – Exchange-Traded Fund
(a)
As the result of a corporate action on the underlying holding, the option’s underlying security is 100 shares of Ashland Global Holding, Inc., 274 shares of Valvoline, Inc. and cash in lieu of fractional shares.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
CALL OPTIONS WRITTEN
American International Group, Inc.
Expiration: July 2017, Exercise Price: $62.50	69	$5,934
Expiration: August 2017, Exercise Price: $62.50	502	86,344
Expiration: August 2017, Exercise Price: $65.00	121	8,349
Ashland Global Holdings, Inc.
Expiration: July 2017, Exercise Price: $125.00 (a)	151	99,660
Expiration: July 2017, Exercise Price: $130.00 (a)	98	32,830
Expiration: October 2017, Exercise Price: $65.00	253	98,670
AT&T, Inc.
Expiration: October 2017, Exercise Price: $41.00	863	14,671
Baker Hughes, Inc.
Expiration: July 2017, Exercise Price: $57.50	35	770
Expiration: July 2017, Exercise Price: $60.00	509	7,635
Expiration: August 2017, Exercise Price: $52.50	20	6,089
CBS Corporation Class B
Expiration: August 2017, Exercise Price: $60.00	87	41,977
Expiration: August 2017, Exercise Price: $62.50	205	62,833
Expiration: August 2017, Exercise Price: $65.00	148	26,640
CenturyLink, Inc.
Expiration: July 2017, Exercise Price: $24.00	450	24,750
Chicago Bridge & Iron Company N.V.
Expiration: August 2017, Exercise Price: $17.50	1,643	566,835
CSX Corporation
Expiration: July 2017, Exercise Price: $52.50	205	60,885
DISH Network Corporation Class A
Expiration: September 2017, Exercise Price: $62.50	185	72,150
The Dow Chemical Company
Expiration: September 2017, Exercise Price: $60.00	97	43,165
Expiration: September 2017, Exercise Price: $62.50	50	13,000
E. I. du Pont de Nemours and Company
Expiration: July 2017, Exercise Price: $80.00	203	35,525
Expiration: September 2017, Exercise Price: $82.50	31	6,045
General Electric Company
Expiration: September 2017, Exercise Price: $28.00	306	14,076
Expiration: September 2017, Exercise Price: $30.00	164	1,476
General Motors Company
Expiration: August 2017, Exercise Price: $35.00	245	26,460
Huntsman Corporation
Expiration: August 2017, Exercise Price: $25.00	221	34,697

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
ILG, Inc.
Expiration: August 2017, Exercise Price: $27.00	363	$63,525
Johnson Controls International plc
Expiration: August 2017, Exercise Price: $43.00	262	38,645
Marathon Petroleum Corporation
Expiration: July 2017, Exercise Price: $52.50	302	31,710
Expiration: August 2017, Exercise Price: $52.50	34	6,630
Monsanto Company
Expiration: July 2017, Exercise Price: $115.00	186	68,820
Pinnacle Foods, Inc.
Expiration: July 2017, Exercise Price: $70.00	41	615
Rite Aid Corporation
Expiration: August 2017, Exercise Price: $3.00	7,479	201,933
SPDR S&P 500 ETF Trust
Expiration: August 2017, Exercise Price: $242.00	127	44,069
		1,847,413

PUT OPTIONS WRITTEN
American International Group, Inc
Expiration: July 2017, Exercise Price: $65.00	88	21,956
CSX Corporation
Expiration: July 2017, Exercise Price: $49.00	64	1,536
Delphi Automotive plc
Expiration: August 2017, Exercise Price: $82.50	216	29,700
Expiration: August 2017, Exercise Price: $85.00	222	46,620
DISH Network Corporation Class A
Expiration: July 2017, Exercise Price: $62.50	188	31,020
Hertz Global Holdings, Inc.
Expiration: July 2017, Exercise Price: $20.00	56	47,600
Hewlett Packard Enterprise Company
Expiration: August 2017, Exercise Price: $18.00	164	23,780
Huntsman Corporation
Expiration: August 2017, Exercise Price: $21.00	111	833
Expiration: August 2017, Exercise Price: $23.00	439	10,975
Expiration: August 2017, Exercise Price: $24.00	1,050	44,625
Magna International, Inc.
Expiration: July 2017, Exercise Price: $45.00	487	23,376
Marathon Petroleum Corporation
Expiration: July 2017, Exercise Price: $50.00	281	11,240
Expiration: July 2017, Exercise Price: $52.50	393	47,160

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2017 (Unaudited)

	Contracts
	(100 shares
	per contract)	Value
MetLife, Inc.
Expiration: August 2017, Exercise Price: $52.50	21	$2,016
Expiration: September 2017, Exercise Price: $52.50	864	113,616
Sealed Air Corporation
Expiration: July 2017, Exercise Price: $43.00	124	2,170
Expiration: July 2017, Exercise Price: $45.00	852	66,030
SPDR S&P 500 ETF Trust
Expiration: July 2017, Exercise Price: $234.00	171	8,721
VanEck Vectors Semiconductor ETF
Expiration: August 2017, Exercise Price: $78.00	36	5,436
Wyndham Worldwide Corporation
Expiration: July 2017, Exercise Price: $95.00	225	10,125
		548,535
TOTAL OPTIONS WRITTEN
(Premiums received $3,383,122)		$2,395,948

ETF – Exchange-Traded Fund
plc – Public Limited Company
(a)
As the result of a corporate action on the underlying holding, the option’s underlying security is 100 shares of Ashland Global Holding, Inc., 274 shares of Valvoline, Inc. and cash in lieu of fractional shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2017 (Unaudited)

			USD Value at			USD Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2017	be Received		2017	(Depreciation)**
8/15/17	37,319,578	CAD	$28,802,015	27,880,995	USD	$27,880,995	$(921,020)
8/15/17	19,442,990	USD	19,442,990	25,707,694	CAD	19,840,348	397,358
8/24/17	5,125,677	CAD	3,956,295	3,891,032	USD	3,891,032	(65,263)
7/27/17	6,600,500	EUR	7,550,185	7,210,930	USD	7,210,930	(339,255)
12/20/17	109,954,023	GBP	143,973,413	137,878,490	USD	137,878,490	(6,094,923)
12/20/17	3,109,275	USD	3,109,275	2,381,491	GBP	3,118,316	9,041
12/27/17	3,796,323	GBP	4,971,937	4,838,454	USD	4,838,454	(133,483)
			$211,806,110			$204,658,565	$(7,147,545)

CAD – Canadian Dollar
EUR – Euro
GBP – British Pound
USD – U.S. Dollar
*	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2017.
**	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2017 (Unaudited)

			USD Value at			USD Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2017	be Received		2017	(Depreciation)**
8/15/17	1,343,590	CAD	$1,036,938	1,003,736	USD	$1,003,736	$(33,202)
8/15/17	706,478	USD	706,478	934,111	CAD	720,916	14,438
8/24/17	303,351	CAD	234,144	229,891	USD	229,891	(4,253)
7/27/17	619,716	EUR	708,881	677,364	USD	677,364	(31,517)
12/13/17	339,933	GBP	445,014	436,731	USD	436,731	(8,283)
12/20/17	6,076,143	GBP	7,956,080	7,680,902	USD	7,680,902	(275,178)
12/20/17	122,387	USD	122,387	93,740	GBP	122,743	356
12/27/17	223,205	GBP	292,325	284,477	USD	284,477	(7,848)
			$11,502,247			$11,156,760	$(345,487)

CAD – Canadian Dollar
EUR – Euro
GBP – British Pound
USD – U.S. Dollar
*	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2017.
**	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2017 (Unaudited)

				Unrealized
Termination			Notional	Appreciation	Counter-
Date	Security	Shares	Amount	(Depreciation)*	party
LONG TOTAL RETURN SWAP CONTRACTS
4/21/18	Allied World Assurance
	Company Holdings AG	918,078	$48,569,892	$(28,761)	BAML
6/21/18	Booker Group plc	8,398,944	19,526,369	837,279	JPM
4/27/18	Christian Dior SE	38,375	10,562,363	402,776	JPM
6/16/18	Idorsia Ltd.	26,715	—	504,267	JPM
5/10/18	Luxottica Group S.p.A	2,804	163,420	(1,328)	JPM
4/21/18	Reynolds American, Inc.	155,800	9,907,322	220,786	BAML
12/12/17	Sky plc	10,006,747	122,843,868	6,622,086	JPM
4/21/18	VCA, Inc.	157,718	14,440,660	110,820	BAML
6/21/18	Veresen, Inc.	717,761	9,896,213	253,505	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
1/18/18	British American
	Tobacco plc (a)	(1,151,693)	(69,693,093)	(8,848,201)	JPM
4/21/18	British American
	Tobacco plc (a)	(347,157)	(23,059,001)	(619,191)	BAML
4/21/18	British American
	Tobacco plc — ADR	(81,951)	(5,457,937)	(164,167)	BAML
5/10/18	Essilor International SA	(1,292)	(168,251)	3,925	JPM
4/21/18	Fairfax Financial
	Holdings Ltd.	(53,191)	(23,483,979)	436,657	BAML
4/27/18	Hermes International	(7,367)	(3,542,244)	(96,844)	JPM
6/21/18	Pembina Pipeline
	Corporation	(227,674)	(7,349,128)	(190,974)	BAML
6/21/18	Tesco plc	(7,228,836)	(15,366,359)	(524,132)	JPM
				$(1,081,497)

ADR – American Depository Receipt
BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2017 (Unaudited)

				Unrealized
Termination			Notional	Appreciation	Counter-
Date	Security	Shares	Amount	(Depreciation)*	party
LONG TOTAL RETURN SWAP CONTRACTS
5/19/18	Alere, Inc.	57,863	$2,784,637	$118,493	BAML
4/21/18	Allied World Assurance
	Company Holdings AG	25,229	1,335,613	(1,598)	BAML
6/19/18	Altaba, Inc.	36,346	1,841,165	138,079	JPM
8/26/17	American International
	Group, Inc.	31,400	1,842,057	112,803	JPM
4/21/18	Baker Hughes, Inc.	56,481	3,347,045	(269,732)	BAML
6/21/18	Booker Group plc	493,817	1,148,055	49,228	JPM
6/27/18	C.R. Bard, Inc.	19,532	6,181,241	(6,981)	JPM
4/21/18	CBS Corporation Class B	3,300	226,281	(15,909)	BAML
4/27/18	Christian Dior SE	3,603	990,970	36,806	JPM
2/16/18	Fortress Investment
	Group LLC Class A	199,280	1,572,758	11,346	JPM
4/21/18	Hewlett Packard
	Enterprise Company	198,079	3,596,615	(312,098)	BAML
6/16/18	Idorsia Ltd.	1,336	—	25,218	JPM
5/24/18	ILG, Inc.	53,542	1,438,251	31,955	JPM
6/26/18	Kennedy Wilson
	Europe Real Estate plc	60,197	851,904	18,305	JPM
5/10/18	Luxottica Group S.p.A	106	6,178	(59)	JPM
4/21/18	Mobileye N.V.	78,337	4,852,830	64,728	BAML
4/5/18	Monsanto Company	1,827	211,422	4,113	JPM
4/13/18	NXP Semiconductors NV	82,177	8,619,961	370,473	BAML
4/21/18	ONEOK Partners LP	24,633	1,279,931	(22,543)	BAML
4/26/18	ONEOK Partners LP	3,328	175,769	(6,364)	JPM
5/18/18	PAREXEL International
	Corporation	3,444	275,758	23,253	JPM
4/21/18	Reynolds American, Inc.	148,005	9,411,638	210,384	BAML
4/21/18	Rite Aid Corporation	59,239	241,695	(67,057)	BAML
12/12/17	Sky plc	556,503	6,900,130	279,644	JPM
4/21/18	Time Warner, Inc.	51,128	5,112,800	18,668	BAML
4/21/18	VCA, Inc.	15,846	1,450,860	11,233	BAML
6/23/18	Veresen, Inc.	48,598	671,709	15,526	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
1/5/18	Alibaba Group
	Holding Ltd. — ADR	(59,306)	(5,974,281)	(2,373,753)	JPM
1/18/18	British American
	Tobacco plc (a)	(52,637)	(3,193,043)	(390,252)	JPM
4/21/18	British American
	Tobacco plc (a)	(19,753)	(1,312,042)	(35,238)	BAML

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS (continued)
June 30, 2017 (Unaudited)

				Unrealized
Termination			Notional	Appreciation	Counter-
Date	Security	Shares	Amount	(Depreciation)*	party
4/21/18	British American
	Tobacco plc — ADR	(2,262)	$(150,649)	$(4,505)	BAML
5/10/18	Essilor International SA	(49)	(6,381)	153	JPM
4/21/18	Fairfax Financial
	Holdings Ltd.	(1,462)	(646,698)	13,217	BAML
4/27/18	Hermes International	(691)	(331,582)	(9,461)	JPM
6/30/18	Kennedy-Wilson
	Holdings, Inc.	(23,200)	(440,652)	—	JPM
4/21/18	ONEOK, Inc.	(211)	(11,377)	374	BAML
4/21/18	ONEOK, Inc.	(3,275)	(179,084)	8,438	JPM
6/23/18	Pembina Pipeline
	Corporation	(15,416)	(499,723)	(10,831)	BAML
6/21/18	Tesco plc	(425,021)	(903,468)	(30,817)	JPM
				$(1,994,761)

ADR – American Depository Receipt
BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
ASSETS:
Investments, at value (Cost $2,825,809,873 and
$113,633,907, respectively)	$2,932,485,361	$116,107,495
Cash held in foreign currency (Cost 8,818,344
and $337,414, respectively)	9,024,962	342,749
Receivable at brokers	311,768,209	11,420,522
Deposits at brokers	—	7,715,834
Receivable for swap contracts	18,675	83,585
Receivable for investments sold	10,439,131	1,334,770
Dividends and interest receivable	10,344,419	528,636
Receivable for fund shares issued	4,739,807	325,158
Prepaid expenses and other receivables	212,849	32,226
Total Assets	3,279,033,413	137,890,975
LIABILITIES:
Securities sold short, at value (Proceeds of
$314,012,471 and $11,420,522, respectively)	391,911,303	13,007,936
Written option contracts, at value
(Premiums received $30,162,982
and $3,383,122, respectively)	22,128,888	2,395,948
Payable for forward currency exchange contracts	7,147,545	345,487
Payable for swap contracts	1,100,172	2,078,346
Payable for investments purchased	13,524,397	8,025,050
Payable for fund shares redeemed	3,658,550	42,346
Payable to the investment adviser	2,155,701	125,151
Accrued expenses and other liabilities	1,025,885	77,860
Dividends and interest payable	793,174	31,982
Distribution fees payable	599,700	1,349
Total Liabilities	444,045,315	26,131,455
NET ASSETS	$2,834,988,098	$111,759,520

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2017 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
NET ASSETS CONSISTS OF:
Accumulated undistributed
net investment income	$3,144,049	$10,319
Accumulated net realized gain (loss) on
investments, securities sold short, written option
contracts expired or closed, forward currency
exchange contracts, swap contracts, and
foreign currency transaction	(105,799,026)	1,915,733
Net unrealized appreciation (depreciation) on:
Investments	106,675,488	2,473,588
Securities sold short	(77,898,832)	(1,587,414)
Written option contracts	8,034,094	987,174
Forward currency exchange contracts	(7,147,545)	(345,487)
Swap contracts	(1,081,497)	(1,994,761)
Foreign currency transaction	206,618	5,335
Net unrealized appreciation (depreciation)	28,788,326	(461,565)
Paid-in capital	2,908,854,749	110,295,033
Total Net Assets	$2,834,988,098	$111,759,520

Investor Class
Net assets	$1,403,080,775	$4,152,837
Shares outstanding	87,741,521	406,586
Net asset value and offering price per share*	$15.99	$10.21

Institutional Class
Net assets	$1,431,907,323	$107,606,683
Shares outstanding	89,967,559	10,529,251
Net asset value and offering price per share*	$15.92	$10.22

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
INVESTMENT INCOME:
Interest	$5,744,287	$370,784
Dividend income on long positions (net of
foreign withholding taxes of $215,767
and $445, respectively)	15,049,198	734,921
Total investment income	20,793,485	1,105,705

EXPENSES:
Investment advisory fees	14,187,873	683,954
Distribution fees (Investor Class)	1,814,989	2,090
Sub transfer agent fees (Investor Class)	886,014	791
Sub transfer agent fees (Institutional Class)	339,458	56,896
Administration fees	495,055	28,283
Professional fees	305,467	59,203
Transfer agent and shareholder
servicing agent fees	225,337	11,602
Fund accounting expenses	144,575	15,361
Custody fees	129,019	19,646
Federal and state registration fees	121,425	18,218
Trustees’ fees and expenses	109,319	7,752
Miscellaneous expenses	105,944	7,509
Compliance fees	94,526	3,630
Reports to shareholders	53,324	3,838
Dividends and interest on securities sold short	3,737,032	187,197
Borrowing expenses on securities sold short	963,904	75,632
Total expenses before expense
waiver/recoupment by adviser	23,713,261	1,181,602
Expense recouped (waived)
by adviser (Note 3)	(1,101,958)	35,380
Net expenses	22,611,303	1,216,982
NET INVESTMENT LOSS	(1,817,818)	(111,277)

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended June 30, 2017 (Unaudited)

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	$104,384,053	$6,783,401
Securities sold short	(43,258,605)	(2,291,030)
Written option contracts expired or closed	14,508,728	(27,696)
Forward currency exchange contracts	131,357	3,849
Swap contracts	(2,940,129)	2,868,122
Foreign currency transaction	(1,325)	1,228
Net realized gain	72,824,079	7,337,874
Change in unrealized
appreciation (depreciation) on:
Investments	23,473,840	(2,892,070)
Securities sold short	(42,135,959)	517,038
Written option contracts	9,692,180	1,165,051
Forward currency exchange contracts	(7,941,319)	(403,931)
Swap contracts	8,451,647	(1,027,896)
Foreign currency transaction	206,633	6,523
Net change in unrealized
appreciation (depreciation)	(8,252,978)	(2,635,285)
NET REALIZED AND CHANGE IN
UNREALIZED GAIN ON INVESTMENTS	64,571,101	4,702,589
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$62,753,283	$4,591,312

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
	(Unaudited)
Net investment loss	$(1,817,818)	$(18,503,003)
Net realized gain on investments, securities
sold short, written option contracts
expired or closed, forward currency
exchange contracts, swap contracts,
and foreign currency transaction	72,824,079	40,909,822
Net change in unrealized appreciation
(depreciation) on investments, securities sold
short, written option contracts, forward
currency exchange contracts, swap contracts,
and foreign currency transaction	(8,252,978)	73,502,395
Net increase in net assets
resulting from operations	62,753,283	95,909,214

Investor Class —
Distributions to shareholders from: (Note 5)
Net investment income	—	(4,911,192)
Net realized gains	—	—
Total dividends and distributions —
Investor Class	—	(4,911,192)

Institutional Class —
Distributions to shareholders from: (Note 5)
Net investment income	—	(12,300,844)
Net realized gains	—	—
Total dividends and distributions —
Institutional Class	—	(12,300,844)
Net decrease in net assets from
capital share transactions (Note 4)	(145,271,625)	(1,917,196,942)
Net decrease in net assets	(82,518,342)	(1,838,499,764)

NET ASSETS:
Beginning of period	2,917,506,440	4,756,006,204
End of period (including accumulated
undistributed net investment income of
$3,144,049 and $4,961,867, respectively)	$2,834,988,098	$2,917,506,440

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
	(Unaudited)
Net investment loss	$(111,277)	$(513,660)
Net realized gain (loss) on investments,
securities sold short, written option contracts
expired or closed, forward currency exchange
contracts, swap contracts, and foreign
currency transaction	7,337,874	(676,431)
Net change in unrealized appreciation
(depreciation) on investments, securities sold
short, written option contracts, forward
currency exchange contracts, swap contracts,
and foreign currency transaction	(2,635,285)	4,630,828
Net increase in net assets
resulting from operations	4,591,312	3,440,737

Institutional Class —
Distributions to shareholders from: (Note 5)
Net investment income	—	(968,948)
Net realized gains	—	—
Total dividends and distributions —
Institutional Class	—	(968,948)
Net increase (decrease) in net assets
from capital share transactions (Note 4)	(5,778,497)	13,985,677
Net increase (decrease) in net assets	(1,187,185)	16,457,466

NET ASSETS:
Beginning of period	112,946,705	96,489,239
End of period (including accumulated
undistributed net investment income of
$10,319 and $121,596, respectively)	$111,759,520	$112,946,705

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Institutional Class

						For the
						Period from
						August 1,
	Six Months					2013^
	Ended					through
	June 30,		Year Ended December 31,			December 31,
	2017		2016	2015	2014	2013
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$15.56		$15.25	$15.58	$15.97	$16.06
Income from
investment operations:
Net investment
income (loss)(1)(2)	0.01		(0.04)	(0.03)	0.37	0.03
Net realized and
unrealized gain (loss)
on investments	0.35		0.49	(0.05)	(0.10)	0.31
Total from
investment operations	0.36		0.45	(0.08)	0.27	0.34
Less distributions:
From net
investment income	—		(0.14)	(0.18)	(0.45)	(0.35)
From net realized gains	—		—	(0.07)	(0.21)	(0.08)
Total dividends
and distributions	—		(0.14)	(0.25)	(0.66)	(0.43)
Net Asset Value,
end of period	$15.92		$15.56	$15.25	$15.58	$15.97
Total Return	2.31	%(3)	2.94%	(0.52)%	1.63%	2.20	%(3)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class

						For the
						Period from
						August 1,
	Six Months					2013^
	Ended					through
	June 30,		Year Ended December 31,			December 31,
	2017		2016	2015	2014	2013
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (000’s)	$1,431,907		$1,377,041	$1,247,332	$1,332,078	$172,247
Ratio of gross expenses
to average net assets:
Before expense waiver	1.51	%(4)	1.70%	1.54%	1.44%	1.32	%(4)
After expense waiver	1.43	%(4)	1.59%	1.41%	1.28%	1.19	%(4)
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.33	%(4)	0.52%	0.40%	0.29%	0.19	%(4)
Ratio of operating expense to
average net assets excluding
dividends and interest on
short positions and borrowing
expense on securities sold
short (after expense waiver)	1.10	%(4)	1.07%	1.01%	0.99%	1.00	%(4)
Ratio of net investment
income (loss) to average
net assets	0.04	%(4)	(0.27)%	(0.21)%	2.30%	0.42	%(4)

Portfolio turnover rate(5)	91	%(3)	182%	157%	137%	194	%(3)

(1)
Net investment income before dividends and interest on short positions and borrowing expense on securities sold short for the six months ended June 30, 2017 and years ended December 31, 2016, 2015, 2014 and the period ended December 31, 2013 were $0.03, $0.04, $0.03, $0.42 and $0.04, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the period.

^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Investor Class

	Six Months
	Ended
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$15.66		$15.31	$15.63	$16.01	$15.83	$15.59
Income from
investment operations:
Net investment
income (loss)(1)(2)	(0.02)		(0.09)	(0.08)	0.33	0.04	(0.05)
Net realized and
unrealized gain (loss)
on investments	0.35		0.49	(0.05)	(0.10)	0.53	0.61
Total from
investment operations	0.33		0.40	(0.13)	0.23	0.57	0.56
Redemption fees	—		—	—	—	—	0.00 (3)
Less distributions:
From net
investment income	—		(0.05)	(0.12)	(0.40)	(0.31)	(0.26)
From net realized gains	—		—	(0.07)	(0.21)	(0.08)	(0.06)
Total dividends
and distributions	—		(0.05)	(0.19)	(0.61)	(0.39)	(0.32)
Net Asset Value,
end of period	$15.99		$15.66	$15.31	$15.63	$16.01	$15.83
Total Return	2.11	%(4)	2.61%	(0.82)%	1.43%	3.61%	3.61%

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Class

	Six Months
	Ended
	June 30,		Year Ended December 31,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Supplemental data and ratios:
Net assets, end
of period (in millions)	$1,403		$1,540	$3,509	$4,069	$4,843	$4,416
Ratio of gross expenses
to average net assets:
Before expense waiver	1.83	%(5)	2.03%	1.87%	1.68%	1.61%	1.82%
After expense waiver	1.75	%(5)	1.92%	1.74%	1.52%	1.48%	1.69%
Ratio of dividends and interest
on short positions and
borrowing expense on
securities sold short to
average net assets	0.33	%(5)	0.52%	0.40%	0.29%	0.22%	0.42%
Ratio of operating expense to
average net assets excluding
dividends and interest on
short positions and borrowing
expense on securities sold
short (after expense waiver)	1.42	%(5)	1.40%	1.34%	1.23%	1.26%	1.27%
Ratio of net investment
income (loss) to average
net assets	(0.29	)%(5)	(0.60)%	(0.53)%	2.06%	0.22%	(0.34)%
Portfolio turnover rate(6)	91	%(4)	182%	157%	137%	194%	240%

(1)
Net investment income before dividends and interest on short positions and borrowing expense on securities sold short for the six months ended June 30, 2017 and years ended December 31, 2016, 2015, 2014, 2013, 2012 were $0.00, $(0.01), $(0.02), $0.38, $0.07, and $0.01, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the year.
(3)	Amount less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Institutional Class

					For the
					Period from
					January 2,
	Six Months				2014^
	Ended		Year Ended		through
	June 30,		December 31,		December 31,
	2017		2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.81		$9.62	$10.14	$10.00
Income from investment operations:
Net investment income (loss)(1)(2)	(0.01)		(0.04)	0.01	0.05
Net realized and unrealized
gain (loss) on investments	0.42		0.31	(0.22)	0.34
Total from investment operations	0.41		0.27	(0.21)	0.39
Less distributions:
From net investment income	—		(0.08)	(0.09)	—
From net realized gains	—		—	(0.22)	(0.25)
Total dividends and distributions	—		(0.08)	(0.31)	(0.25)
Net Asset Value, end of period	$10.22		$9.81	$9.62	$10.14
Total Return	4.18	%(3)	2.86%	(2.08)%	3.87	%(3)

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS (continued)

Institutional Class

					For the
					Period from
					January 2,
	Six Months				2014^
	Ended		Year Ended		through
	June 30,		December 31,		December 31,
	2017		2016	2015	2014
	(Unaudited)
Supplemental data and ratios:
Net assets, end of period (000’s)	$107,607		$112,947	$96,489	$12,085
Ratio of gross expenses
to average net assets:
Before expense recoupment/waiver	2.16	%(4)	2.37%	2.23%	7.95	%(4)
After expense recoupment/waiver	2.22	%(4)	2.36%	2.09%	2.39	%(4)
Ratio of dividends and interest on
short positions and borrowing
expense on securities sold short
to average net assets	0.48	%(4)	0.62%	0.35%	0.65	%(4)
Ratio of operating expense to average
net assets excluding dividends and
interest on short positions and
borrowing expense on securities sold
short (after expense recoupment)	1.74	%(4)	1.74%	1.74%	1.74	%(4)
Ratio of net investment income (loss)
to average net assets	(0.20	)%(4)	(0.46)%	0.05%	0.52	%(4)
Portfolio turnover rate(5)	158	%(3)	217%	199%	212	%(3)

(1)
Net investment income before dividends and interest on short positions and borrowing expense on securities sold short for the six month ended June 30, 2017 and years ended December 31, 2016, 2015 and period ended December 31, 2014 were $0.01, $0.02, $0.04 and $0.12, respectively.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the period.

^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WCM Alternatives: Event-Driven Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

Investor Class

	For the Period from
	March 22, 2017^
	through
	June 30, 2017
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.89
Income from investment operations:
Net investment loss(1)(2)	(0.01)
Net realized and unrealized gain on investments	0.33
Total from investment operations	0.32
Less distributions:
From net investment income	—
From net realized gains	—
Total dividends and distributions	—
Net Asset Value, end of period	$10.21
Total Return	3.24	%(3)

Supplemental data and ratios:
Net assets, end of period (000’s)	$4,153
Ratio of gross expenses to average net assets:
Before expense recoupment	2.44	%(4)
After expense recoupment	2.53	%(4)
Ratio of dividends and interest on short positions and borrowing
expense on securities sold short to average net assets	0.54	%(4)
Ratio of operating expense to average net assets excluding
dividends and interest on short positions and borrowing
expense on securities sold short (after expense recoupment)	1.99	%(4)
Ratio of net investment loss to average net assets	(0.48	)%(4)
Portfolio turnover rate(5)	158	%(3)

(1)	Net investment income before dividends and interest on short positions and borrowing expense on securities sold short for the period ended June 30, 2017 was $0.00.
(2)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average long positions throughout the period.

^	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund (“TMF”) is a no-load, open-end, diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TMF was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, TMF’s fundamental investment policies were amended to permit TMF to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became TMF’s investment adviser, and TMF began to do business as The Merger Fund. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became TMF’s investment adviser. Therefore, the performance information included herein for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, TMF’s current portfolio managers, have served as co-portfolio managers of TMF since January 2007. The Investor Class inception date was January 31, 1989, and the Institutional Class inception date was August 1, 2013. The investment objective of TMF is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. At June 30, 2017, 82.5% of the shares outstanding of TMF’s Investor Class were owned by 6 omnibus accounts. At June 30, 2017, 82.9% of the shares outstanding of TMF’s Institutional Class were owned by 3 omnibus accounts.

Westchester Capital Funds (“WCF”) is an open-end series management investment company organized under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act. WCM Alternatives: Event-Driven Fund (“EDF”), a series of WCF, is a no-load, open-end, non-diversified investment company with two classes of shares, Investor Class shares and Institutional Class shares. The Institutional Class inception date was January 2, 2014. The Investor Class inception date was March 22, 2017. The investment objective of EDF is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return. At June 30, 2017, 99.5% of the shares outstanding of EDF’s Investor Class were owned by 2 omnibus accounts. At June 30, 2017, 98.8% of the shares outstanding of EDF’s Institutional Class were owned by 3 omnibus accounts.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 1 — ORGANIZATION (continued)
Each class of shares of TMF and EDF (each a “Fund” and together, the “Funds”) has different eligibility and minimum investment requirements. The underlying assets attributable to a class of a Fund are charged with the expenses attributable to that class of the Fund and with a share of the general expenses of the Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Boards of Trustees of the Funds (the “Board of Trustees” or “Trustees”) in such manner as the Trustees determine. Shares of classes may have different voting rights, such as (i) when required by the 1940 Act, or (ii) when the Trustees determine that such a matter affects only the interests of a particular class. Shares have no preemptive or subscription rights. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments of a Fund are allocated to each class of a Fund based on its relative net assets.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.	Investment Valuation

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported net asset value (“NAV”) per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Funds typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Funds have performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —
Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2017. These assets and liabilities are measured on a recurring basis.

The Merger Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,689,575,767	$—	$185,935,981	$1,875,511,748
Closed-End Funds	230,069,530	—	—	230,069,530
Contingent Value Rights	—	—	2,661,333	2,661,333
Bank Loans	—	15,683,018	—	15,683,018
Corporate Bonds	—	180,749,585	—	180,749,585
Purchased Option Contracts	5,562,288	—	—	5,562,288
Escrow Notes	—	—	1,927,279	1,927,279
Short-Term Investments	517,506,146	102,814,434	—	620,320,580
Swap Contracts**	—	18,675	—	18,675
Total	$2,442,713,731	$299,265,712	$190,524,593	$2,932,504,036

Liabilities
Short Common Stock*	$387,955,855	$3,955,448	$—	$391,911,303
Written Option Contracts	22,128,888	—	—	22,128,888
Forward Currency
Exchange Contracts**	—	7,147,545	—	7,147,545
Swap Contracts**	—	1,100,172	—	1,100,172
Total	$410,084,743	$12,203,165	$—	$422,287,908

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

WCM Alternatives: Event-Driven Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$57,365,980	$—	$4,874,682	$62,240,662
Closed-End Funds	9,516,499	—	—	9,516,499
Preferred Stocks	1,408,183	—	—	1,408,183
Contingent Value Rights	—	—	89,444	89,444
Rights	—	20,873	—	20,873
Warrants	—	18,396	—	18,396
Bank Loans	—	1,212,825	—	1,212,825
Corporate Bonds	—	15,428,170	—	15,428,170
Purchased Option Contracts	713,703	—	—	713,703
Escrow Notes	—	—	259,900	259,900
Short-Term Investments	6,831,998	18,366,842	—	25,198,840
Swap Contracts**	—	83,585	—	83,585
Total	$75,836,363	$35,130,691	$5,224,026	$116,191,080

Liabilities
Short Common Stock*	$12,844,403	$163,533	$—	$13,007,936
Written Option Contracts	2,395,948	—	—	2,395,948
Forward Currency			—
Exchange Contracts**	—	345,487		345,487
Swap Contracts**	—	2,078,346	—	2,078,346
Total	$15,240,351	$2,587,366	$—	$17,827,717

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At June 30, 2017, the value of these securities held by TMF and EDF were $190,524,593 and $5,224,026, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers between levels during the six months ended June 30, 2017. Transfers are recorded at the end of the reporting period.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The Merger Fund
	Common	Contingent	Escrow	Total
Description	Stock	Value Rights	Notes	Investment
Balance as of December 31, 2016	$185,723,846	$930,150	$1,678,598	$188,332,594
Purchases on Investments	—	431,892	—	431,892
(Sales) of Investments	—	—	—	—
Realized (Gain) Loss	—	(244,752)	—	(244,752)
Transfers Into Level 3	—	—	—	—
(Transfer Out) of Level 3	—	—	—	—
Change in Unrealized Appreciation	212,135	1,544,043	248,681	2,004,859
Balance as of June 30, 2017	$185,935,981	$2,661,333	$1,927,279	$190,524,593

WCM Alternatives: Event-Driven Fund
	Common	Contingent	Escrow	Total
Description	Stock	Value Rights	Notes	Investment
Balance as of December 31, 2016	$4,868,519	$2,135	$257,440	$5,128,094
Purchases on Investments	—	20,805	—	20,805
(Sales) of Investments	—	—	—	—
Realized (Gain) Loss	—	—	—	—
Transfers Into Level 3	—	—	—	—
(Transfer Out) of Level 3	—	—	—	—
Change in Unrealized Appreciation	6,163	66,504	2,460	75,127
Balance as of June 30, 2017	$4,874,682	$89,444	$259,900	$5,224,026

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by TMF and EDF at June 30, 2017 totals $2,004,859 and $75,127, respectively.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of June 30, 2017 for both TMF and EDF are as follows:

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Merger Fund

	Fair Value at	Valuation	Unobservable
Description	June 30, 2017	Technique	Input
Common Stock	$127,374,430	Discounted Cash	Discount Rates
		Flow Model	Terminal Value
Cash Flow Projections

Common Stock	$ 58,561,551	Discounted Cash	Discount Rates
		Flow Model	Terminal Value
Cash Flow Projections
WCM Alternatives: Event-Driven Fund
	Fair Value at	Valuation	Unobservable
Description	June 30, 2017	Technique	Input
Common Stock	$3,878,621	Discounted Cash	Discount Rates
		Flow Model	Terminal Value
Cash Flow Projections

Common Stock	$ 996,061	Discounted Cash	Discount Rates
		Flow Model	Terminal Value
Cash Flow Projections

The tables above do not include certain Level 3 investments that are valued by brokers and pricing services. At June 30, 2017, the value of these securities for TMF and EDF were $4,588,612 and $349,344, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.

B.	Federal Income Taxes

No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Funds intend to make all required distributions to avoid federal excise tax.

The Funds have reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2017, TMF’s open Federal and New York tax years include the tax years ended December 31, 2013 through December 31, 2016, and EDF’s open Federal and New York tax years include the tax years ended December 31, 2014 through December 31, 2016. The Funds have no tax examination in progress.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C.	Transactions with Brokers

The Funds’ receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Funds are required by the brokers to maintain collateral for securities sold short. The receivable from brokers on the Statements of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker. The Funds may maintain cash deposits at brokers beyond the receivables for short sales. The Funds may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Funds’ equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Funds are presented as deposits at brokers on the Statements of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities.

D.	Securities Sold Short

The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statements of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The Funds are liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Funds are required to pay to the lender any income earned, which is recorded as an expense by the Funds. The Funds segregate liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedules of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

E.	Written Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

F.	Purchased Option Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds purchase put or call options for hedging purposes, volatility management purposes, or

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the Statements of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.	Forward Currency Exchange Contracts

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. During the six months ended June 30, 2017, the Funds used forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.	Equity Swap Contracts

The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. During the six months ended June 30, 2017, the Funds entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points). Refer to Note 2 A. for a pricing description.

The Funds may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Funds to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Funds are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Funds to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swap contracts are typically valued based on market quotations or pricing service evaluations for the underlying reference asset. The Valuation Group monitors the credit quality of the Funds’ counterparties and may adjust the valuation of a swap in the Valuation Group’s discretion due to, among other things, changes in a counterparty’s credit quality.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
the amounts receivable or payable reflected on the Statements of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.	Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of each Fund’s fiscal year.

J.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.	Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency held as cash by the Funds’ custodian is reported separately on the Statements of Assets and Liabilities and on the Statements of Operations.

L.	Cash and Cash Equivalents

The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds have not historically incurred material expenses in respect of those provisions.

N.	Security Transactions, Investment Income and Expenses

Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. At June 30, 2017, expenses include $963,904 and $75,632 of borrowing expenses on securities sold short for TMF and EDF, respectively.

O.	Counterparty Risk

The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Funds includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options sold on an exchange expose the Funds to counterparty risk; however, exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

P.	The Right to Offset

Financial assets and liabilities, as well as cash collateral received by the Funds’ counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statements of Assets and Liabilities when the Funds believe there exists a legally enforceable right to offset the recognized amounts.

Q.	Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the six months ended June 30, 2017, each Fund’s monthly average quantity and notional value are described below:

The Merger Fund
		Monthly Average
	Monthly Average	Premium/
	Quantity	Notional Value*
Purchased Option Contracts	106,763	$8,418,548
Written Option Contracts	126,231	$27,909,119
Forward Currency Exchange Contracts	3	$141,880,428
Long Total Return Swap Contracts	12,401,680	$267,664,392
Short Total Return Swap Contracts	2,696,600	$103,990,779

WCM Alternatives: Event-Driven Fund
		Monthly Average
	Monthly Average	Premium/
	Quantity	Notional Value*
Purchased Option Contracts	15,431	$908,025
Written Option Contracts	16,806	$3,506,184
Forward Currency Exchange Contracts	4	$7,067,022
Long Total Return Swap Contracts	1,845,148	$68,190,674
Short Total Return Swap Contracts	194,890	$9,823,755

*	Purchased and written options present monthly average premiums and forward currency exchange contracts and total return swaps present monthly average notional value.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2017:

	Asset Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Purchased Option Contracts	Investments	$5,562,288
Swap Contracts	Receivables	18,675
Total		$5,580,963

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Purchased Option Contracts	Investments	$713,703
Swap Contracts	Receivables	83,585
Total		$797,288

	Liability Derivatives
	Statements of Assets
Derivatives	and Liabilities Location	Fair Value
The Merger Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$22,128,888
Swap Contracts	Payables	1,100,172
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	7,147,545
Total		$30,376,605

WCM Alternatives: Event-Driven Fund
Equity Contracts:
Written Option Contracts	Written Option Contracts	$2,395,948
Swap Contracts	Payables	2,078,346
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	345,487
Total		$4,819,781

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2017:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$(17,184,599)	$14,508,728	$—	$(2,940,129)	$(5,616,000)
Foreign Exchange
Contracts	—	—	131,357	—	131,357
Total	$(17,184,599)	$14,508,728	$131,357	$(2,940,129)	$(5,484,643)

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$(1,786,655)	$(27,696)	$—	$2,868,122	$1,053,771
Foreign Exchange
Contracts	—	—	3,849	—	3,849
Total	$(1,786,655)	$(27,696)	$3,849	$2,868,122	$1,057,620

*	The amounts disclosed are included in the realized gain (loss) on investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
The Merger Fund
Equity Contracts	$(970,743)	$9,692,180	$—	$8,451,647	$17,173,084
Foreign Exchange
Contracts	—	—	(7,941,319)	—	(7,941,319)
Total	$(970,743)	$9,692,180	$(7,941,319)	$8,451,647	$9,231,765

WCM Alternatives:
Event-Driven Fund
Equity Contracts	$(62,246)	$1,165,051	$—	$(1,027,896)	$74,909
Foreign Exchange
Contracts	—	—	(403,931)	—	(403,931)
Total	$(62,246)	$1,165,051	$(403,931)	$(1,027,896)	$(329,022)

*	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

Note 3 — AGREEMENTS
The Funds’ investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement between TMF and the Adviser dated as of January 1, 2011 (the “TMF Advisory Agreement”) and

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 3 — AGREEMENTS (continued)
pursuant to an investment advisory agreement between WCF, with respect to EDF, and the Adviser dated as of July 30, 2013 (the “EDF Advisory Agreement” and together with the TMF Advisory Agreement, the “Advisory Agreements”).

Under the terms of the TMF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of TMF’s average daily net assets. The Adviser has agreed until April 30, 2018 to reduce its advisory fee so that the advisory fee will be: (i) 1.0% on an annualized basis of the average daily net assets of TMF on net assets below $1.5 billion; (ii) 0.9% on an annualized basis of the average daily net assets of TMF on net assets between $1.5 billion and $2.0 billion; (iii) 0.8% on an annualized basis of the average daily net assets of TMF on net assets between $2.0 billion and $5.0 billion and (iv) 0.75% on an annualized basis of the average daily net assets of TMF on net assets over $5.0 billion (the “TMF Fee Waiver Agreement”). Investment advisory fees waived by the Adviser on behalf of TMF for the six months ended June 30, 2017 were $1,101,958.

Under the terms of the EDF Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of EDF’s average daily net assets. The Adviser has contractually agreed until April 30, 2018 to waive its investment advisory fee and to reimburse EDF for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.74% for Institutional Class shares and 1.99% for Investor Class shares (the “EDF Expense Limitation Agreement”). Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, acquired fund fees and expenses, and any extraordinary expenses. To the extent that the Adviser waives its investment advisory fee for EDF and/or reimburses EDF for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. For the six months ended June 30, 2017, the Adviser recouped $35,380 of advisory fees to EDF.

Investment advisory fees waived and expenses reimbursed on behalf of EDF that are subject to potential recovery by the Adviser are shown in the following table by year of expiration.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 3 — AGREEMENTS (continued)
Year of Expiration	Potential Recovery
12/31/2017	$416,469
12/31/2018	$ 89,167
12/31/2019	$ 5,319

Each of the TMF Fee Waiver Agreement and the EDF Expense Limitation Agreement may be terminated at any time by such Fund’s Board of Trustees. Certain officers of the Funds are also officers of the Adviser. Each Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the relevant Fund’s Trustees who are not interested persons of the Adviser or such Fund or by a vote of a majority of the outstanding voting securities of such Fund.

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees of each Fund has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
The Merger Fund	June 30, 2017		December 31, 2016
Investor Class	Shares	Amount	Shares	Amount
Issued	8,249,349	$130,271,514	37,333,469	$573,783,416
Issued as reinvestment
of dividends	—	—	271,281	4,253,698
Redeemed	(18,903,221)	(298,652,180)	(168,451,278)	(2,598,144,269)
Net Decrease	(10,653,872)	$(168,380,666)	(130,846,528)	$(2,020,107,155)

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued	14,916,184	$234,825,103	37,830,299	$582,506,131
Issued as reinvestment
of dividends	—	—	366,625	5,712,011
Redeemed	(13,463,498)	(211,716,062)	(31,496,025)	(485,307,929)
Net Increase	1,452,686	$23,109,041	6,700,899	$102,910,213

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

	For the Period from
	March 22, 2017^
	through		Year Ended
WCM Alternatives:	June 30, 2017		December 31, 2016
Event-Driven Fund	Shares	Amount	Shares	Amount
Investor Class
Issued	410,357	$4,096,100	—	$—
Issued as reinvestment
of dividends	—	—	—	—
Redeemed	(3,771)	(38,155)	—	—
Net Increase	406,586	$4,057,945	—	$—

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued	1,686,807	$16,839,668	3,982,395	$38,316,375
Issued as reinvestment
of dividends	—	—	98,571	968,948
Redeemed	(2,665,198)	(26,676,110)	(2,601,444)	(25,299,646)
Net Increase (Decrease)	(978,391)	$(9,836,442)	1,479,522	$13,985,677

^	Commencement of operations.

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
TMF’s purchases and sales of securities for the six months ended June 30, 2017 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) in the aggregate were $2,183,057,429 and $2,346,505,321, respectively. EDF’s purchases and sales of securities for the six months ended June 30, 2017 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) in the aggregate were $142,763,316 and $158,454,609, respectively. There were no purchases or sales of long-term U.S. Government securities for the Funds.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
At December 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

		WCM Alternatives:
	The Merger Fund	Event-Driven Fund
Cost of investments*	$3,188,975,665	$103,790,801
Gross unrealized appreciation	171,732,645	6,884,384
Gross unrealized depreciation	(104,864,219)	(2,381,996)
Net unrealized appreciation	$66,868,426	$4,502,388
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	$—	$—
Other accumulated losses	(203,488,360)	(7,629,213)
Total accumulated losses	$(136,619,934)	$(3,126,825)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions and swap treatment. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the following table shows the reclassifications made:

Accumulated Net
Realized Loss on
Investment, Securities
Sold Short, Written Option
Contracts Expired or
	Accumulated	Closed, Forward Currency
	Undistributed	Exchange Contracts,
	Net Investment	Swap Contracts and
	Income	Foreign Currency Translation	Paid-in Capital
The Merger Fund	$45,222,066	$(41,642,025)	$(3,580,041)
WCM Alternatives:
Event Driven Fund	$ 2,453,566	$ (1,827,084)	$ (626,482)

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)

The tax components of dividends paid during the six months ended June 30, 2017 and the year ended December 31, 2016 were as follows:

			WCM Alternatives:
	The Merger Fund		Event-Driven Fund
	2017	2016	2017	2016
Investor Class
Ordinary Income	$—	$4,911,192	$—	N/A
Long-Term Capital Gains	—	—	—	N/A
Total Distributions Paid	$—	$4,911,192	$—	N/A

	2017	2016	2017	2016
Institutional Class
Ordinary Income	$—	$12,300,844	$—	$968,948
Long-Term Capital Gains	—	—	—	—
Total Distributions Paid	$—	$12,300,844	$—	$968,948

TMF designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2016.

As of December 31, 2016, TMF and EDF did not have any post-October ordinary losses deferred, on a tax basis. As of December 31, 2016, TMF and EDF had post-October ordinary losses of $3,777,502 and $746,672, respectively. As of December 31, 2016, TMF had no short term and $148,357,995 of long term capital loss carryover. As of December 31, 2016, EDF had $1,425,366 of short term and $1,830,739 of long term capital loss carryover.

Note 6 — WRITTEN OPTION CONTRACTS
The premium amount and the number of written option contracts during the six months ended June 30, 2017 were as follows:

			WCM Alternatives:
	The Merger Fund		Event-Driven Fund
	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount
Options outstanding at December 31, 2016	149,863	$38,764,439	8,306	$2,044,405
Options written	331,995	87,754,471	59,052	13,682,591
Options closed	(232,903)	(74,866,773)	(37,822)	(10,479,626)
Options exercised	(77,090)	(17,270,308)	(4,977)	(1,297,589)
Options expired	(17,094)	(4,218,847)	(2,852)	(566,659)
Options outstanding at June 30, 2017	154,771	$30,162,982	21,707	$3,383,122

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 7 — DISTRIBUTION PLAN
TMF has adopted an Amended and Restated Plan of Distribution (the “TMF Plan”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to TMF’s Investor Class shares. EDF has adopted a Plan of Distribution (the “EDF Plan” and together with the TMF Plan, the “Plans”) dated July 30, 2013, pursuant to Rule 12b-1 under the 1940 Act that applies to EDF’s Investor Class shares. Under each Plan, the respective Fund will compensate broker dealers or other qualified institutions with whom the Fund has entered into a contract to distribute the Fund’s Investor Class shares. Under each Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets attributable to the respective Fund’s Investor Class shares, which may be payable as a distribution fee or a service fee for providing permitted recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended June 30, 2017, TMF incurred $1,814,989 pursuant to the TMF Plan in respect of TMF’s Investor Class shares. For the six months ended June 30, 2017, EDF incurred $2,090 pursuant to the EDF Plan in respect of EDF’s Investor Class shares. Each Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the relevant Fund’s Trustees, including a majority of the non-interested Trustees, or a majority of the relevant Fund’s outstanding Investor Class shares.

Note 8 — OFFSETTING ASSETS AND LIABILITIES
Each Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 8 — OFFSETTING ASSETS AND LIABILITIES (continued)
The Merger Fund

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts**	$406,399	$406,399	$—	$—	$—	$—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	1,021,768	1,003,093	18,675	—	—	18,675
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	8,370,333	8,370,333	—	—	—	—
	$9,798,500	$9,779,825	$18,675	$—	$—	$18,675

Liabilities:
Description
Written
Option
Contracts**	$22,128,888	$—	$22,128,888	$—	$22,128,888	$—
Forward
Currency
Exchange
Contracts**	7,553,944	406,399	7,147,545	—	7,147,545	—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	1,003,093	1,003,093	—	—	—	—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	9,470,505	8,370,333	1,100,172	—	1,100,172	—
	$40,156,430	$9,779,825	$30,376,605	$—	$30,376,605	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and prime broker for all written option contracts held by the Funds as of June 30, 2017.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 8 — OFFSETTING ASSETS AND LIABILITIES (continued)
WCM Alternatives: Event-Driven Fund

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward
Currency
Exchange
Contracts**	$14,794	$14,794	$—	$—	$—	$—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	823,096	739,511	83,585	—	—	83,585
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	739,341	739,341	—	—	—	—
	$1,577,231	$1,493,646	$83,585	$—	$—	$83,585
Liabilities:
Description
Written
Option
Contracts**	$2,395,948	$—	$2,395,948	$—	$2,395,948	$—
Forward
Currency
Exchange
Contracts**	360,281	14,794	345,487	—	345,487	—
Swap
Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	739,511	739,511	—	—	—	—
Swap
Contracts —
JPMorgan
Chase &
Co., Inc.	2,817,687	739,341	2,078,346	—	2,078,346	—
	$6,313,427	$1,493,646	$4,819,781	$—	$4,819,781	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and prime broker for all written option contracts held by the Funds as of June 30, 2017.

The Merger Fund and WCM Alternatives: Event-Driven Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2017 (Unaudited)

Note 9 — ACCOUNTING PRONOUNCEMENTS
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Note 10 — SUBSEQUENT EVENTS
Management has evaluated events and transactions occurring after June 30, 2017 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2016, certain dividends paid by TMF may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2016 was 100.00% for TMF and 100.00% for EDF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2016 was 100.00% for TMF and 100.00% for EDF.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2016 was 0.00% for TMF and 0.00% for EDF.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds generally votes proxies relating to portfolio securities may be obtained without charge by calling the Funds’ Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Merger Fund and WCM Alternatives: Event-Driven Fund
PRIVACY POLICY

We collect the following non-public personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to non-affiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

THIS PRIVACY POLICY IS NOT A PART OF THE SEMI-ANNUAL REPORT.

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY 10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
(800) 343-8959

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(a)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)*    /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date    September 6, 2017

By (Signature and Title)*    /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date   September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Michael T. Shannon
Michael T. Shannon, Co-President

Date    September 6, 2017

By (Signature and Title)*    /s/Roy Behren
Roy Behren, Co-President and Treasurer

Date    September 6, 2017

* Print the name and title of each signing officer under his or her signature.